Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Of Financial Instruments [Line Items]
Fair Value of Financial Instruments

15. Fair Value of Financial Instruments

ASC Topic 825 requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based upon the application of discount rates to estimated future cash flows based upon market yields or by using other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, fair values are not necessarily indicative of the amounts the Company could realize on disposition of the financial instruments. The use of different market assumptions and/or estimation methodologies may have a material effect on estimated fair value amounts.
Short-term instruments:  The carrying amounts of cash and cash equivalents, restricted cash approximate fair value.
Credit facilities, Senior Notes and mortgage notes payable:  The fair value of the Company’s floating rate mortgage loans was estimated using Level 2 “significant other observable inputs” such as available market information based on borrowing rates that the Company believes it could obtain with similar terms and maturities. At December 31, 2014, the fair value of Atlanta-Metro Equipment Loan, based on current market rates, was approximately $16.1 million. The Company’s Unsecured Credit Facility and Richmond Credit Facility did not have interest rates which were materially different than current market conditions and therefore, the fair value of each of the credit facilities approximated the carrying value of each note. The fair value of the Company’s Senior Notes was estimated using Level 2 “significant other observable inputs,” primarily based on quoted market prices for the same or similar issuances. At December 31, 2014, the fair value of the Senior Notes was approximately $294.8 million.
Other debt instruments:  The fair value of the Company’s other debt instruments (including capital leases) were estimated in the same manner as the credit facilities and mortgage notes payable above. Similarly, because each of these instruments did not have interest rates which were materially different than current market conditions and therefore, the fair value of each instrument approximated the respective carrying values.

Qualitytech, LP [Member]
Fair Value Of Financial Instruments [Line Items]
Fair Value of Financial Instruments

15. Fair Value of Financial Instruments

ASC Topic 825 requires disclosure of fair value information about financial instruments, whether or not recognized in the consolidated balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based upon the application of discount rates to estimated future cash flows based upon market yields or by using other valuation methodologies. Considerable judgment is necessary to interpret market data and develop estimated fair value. Accordingly, fair values are not necessarily indicative of the amounts the Company could realize on disposition of the financial instruments. The use of different market assumptions and/or estimation methodologies may have a material effect on estimated fair value amounts.
Short-term instruments:  The carrying amounts of cash and cash equivalents, restricted cash approximate fair value.
Credit facilities, Senior Notes and mortgage notes payable:  The fair value of the Company’s floating rate mortgage loans was estimated using Level 2 “significant other observable inputs” such as available market information based on borrowing rates that the Company believes it could obtain with similar terms and maturities. At December 31, 2014, the fair value of Atlanta-Metro Equipment Loan, based on current market rates, was approximately $16.1 million. The Company’s Unsecured Credit Facility and Richmond Credit Facility did not have interest rates which were materially different than current market conditions and therefore, the fair value of each of the credit facilities approximated the carrying value of each note. The fair value of the Company’s Senior Notes was estimated using Level 2 “significant other observable inputs,” primarily based on quoted market prices for the same or similar issuances. At December 31, 2014, the fair value of the Senior Notes was approximately $294.8 million.
Other debt instruments:  The fair value of the Company’s other debt instruments (including capital leases) were estimated in the same manner as the credit facilities and mortgage notes payable above. Similarly, because each of these instruments did not have interest rates which were materially different than current market conditions and therefore, the fair value of each instrument approximated the respective carrying values.